Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 12,198	$ 103,454
Accounts Receivable	0	18,844
Inventory	0	288,982
Prepaid Expenses	9,778	10,730
Total Current Assets	21,976	422,010
Mineral Rights, Plant and Equipment
Mineral rights, net	650,164	570,411
Plant and Equipment, net	470,677	524,789
Water Rights and Wells	90,000	90,000
Land	13,670	13,670
Total Mineral Rights, Plant and Equipment, net	1,224,511	1,198,870
Intangibles
Total Intangibles, net	9,417	0
Other Assets:
Deposits	0	3,524
Reclamation Bond	197,938	196,780
Total Other Assets	197,938	200,304
TOTAL ASSETS	1,453,842	1,821,184
Current Liabilities:
Accounts Payable	1,060,894	655,230
Accrued Expenses	264,357	780,033
Notes Payable - Related Parties	0	414,606
Convertible Notes, net	408,083	30,575
Accrued Interest - Convertible Note	45,589	4,027
Derivative Liability	10,605,454	100,699
Accrued Interest - Promissory Notes	49,281	143,145
Promissory Notes	1,121,175	1,244,900
Total Current Liabilities	13,554,833	3,373,215
Long Term Liabilities:
Accrued Interest	37,368	108,521
Notes Payable	1,471,106	1,223,031
Total Liabilities	15,063,307	4,704,767
Stockholders' Deficit:
Preferred Stock	0	0
Common Stock	0	38,769
Additional Paid-in Capital	30,201,102	24,262,830
Non-Controlling Interests	(2,233)	0
Accumulated Deficit	(43,808,334)	(27,185,182)
Total Stockholders' Deficit	(13,609,465)	(2,883,583)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,453,842	$ 1,821,184